UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2005

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/30/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$ 85,038 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     2853    39844 SH       SOLE                    39844
VANGUARD TOTAL STK MKT         EF               922908769      230     1963 SH       SOLE                     1963
3M COMPANY                     COM              88579y101     2121    29340 SH       SOLE                    29340
ABBOTT LABORATORIES            COM              002824100     2281    46550 SH       SOLE                    46550
AMERICAN EXPRESS CO.           COM              025816109      927    17410 SH       SOLE                    17410
AMERICAN INTERNATIONAL GROUP I COM              026874107      317     5454 SH       SOLE                     5454
BANK OF AMERICA CORP.          COM              060505104     3094    67840 SH       SOLE                    67840
BERKSHIRE HATHAWAY CL B        COM              084670207     4712     1693 SH       SOLE                     1693
BIOMED REALTY TRUST INC.       COM              09063h107     1774    74395 SH       SOLE                    74395
BOSTON PROPERTIES INC.         COM              101121101     1276    18225 SH       SOLE                    18225
BP PLC SPON ADR                COM              055622104     1607    25756 SH       SOLE                    25756
CHEVRON CORPORATION            COM              166764100      318     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1718    90023 SH       SOLE                    90023
CITIGROUP INC.                 COM              172967101     3159    68341 SH       SOLE                    68341
COCA COLA CO.                  COM              191216100      216     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     2497    95330 SH       SOLE                    95330
CREE, INC.                     COM              225447101     2044    80255 SH       SOLE                    80255
DUKE REALTY CORP NEW           COM              264411505     1820    57485 SH       SOLE                    57485
EMERSON ELECTRIC CO.           COM              291011104     1694    27055 SH       SOLE                    27055
EQUITY OFFICE PROPERTIES TR    COM              294741103     3460   104518 SH       SOLE                   104518
EXXON MOBIL CORP.              COM              30231G102     2354    40967 SH       SOLE                    40967
FIRST DATA CORPORATION         COM              319963104     1933    48145 SH       SOLE                    48145
GENERAL ELECTRIC CO.           COM              369604103     4414   127375 SH       SOLE                   127375
GILLETTE CO.                   COM              375766102     1204    23780 SH       SOLE                    23780
HOME DEPOT INC.                COM              437076102     2861    73540 SH       SOLE                    73540
JOHNSON & JOHNSON              COM              478160104     3088    47511 SH       SOLE                    47511
JPMORGAN CHASE & CO.           COM              46625h100     1523    43110 SH       SOLE                    43110
KIMBERLY CLARK CORP.           COM              494368103      711    11355 SH       SOLE                    11355
MEDTRONIC INC.                 COM              585055106     3012    58150 SH       SOLE                    58150
MERRILL LYNCH & CO.            COM              590188108      619    11250 SH       SOLE                    11250
MICROSOFT CORP.                COM              594918104     2409    96966 SH       SOLE                    96966
NESTLE SPON ADR REPSTG REG SH  COM              641069406      293     4571 SH       SOLE                     4571
PEPSICO INC.                   COM              713448108     2237    41481 SH       SOLE                    41481
PFIZER, INC.                   COM              717081103     2916   105735 SH       SOLE                   105735
PLUM CREEK TIMBER CO. INC.     COM              729251108     2438    67155 SH       SOLE                    67155
PROCTOR GAMBLE CO.             COM              742718109     2266    42965 SH       SOLE                    42965
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804     1745    26890 SH       SOLE                    26890
SYSCO CORPORATION              COM              871829107     2386    65940 SH       SOLE                    65940
VARIAN SEMICNDCTR EQ ASC       COM              922207105     1882    50875 SH       SOLE                    50875
WAL MART STORES INC.           COM              931142103     2525    52388 SH       SOLE                    52388
WALGREEN COMPANY               COM              931422109     3428    74545 SH       SOLE                    74545
WYETH                          COM              983024100      378     8500 SH       SOLE                     8500
ZIMMER HOLDINGS, INC.          COM              98956p102      300     3934 SH       SOLE                     3934